Material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policy information
Schedule of estimated useful lives

Buildings	10 – 45 years / Straight - line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years / UOP
ROU asset	2 – 30 years
Mine development	UOP